Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.38%
Brazil–6.44%
Ambev S.A.	99,307,624	$317,281,018
Americanas S.A.(a)	27,375,464	258,078,107
B3 S.A. - Brasil, Bolsa, Balcao	112,866,180	330,477,463
Banco Bradesco S.A., Preference Shares	4,283,997	19,946,609
Lojas Americanas S.A., Preference Shares(b)	152,085,913	207,034,824
Lojas Renner S.A.	23,802,400	188,746,531
Pagseguro Digital Ltd., Class A(a)(b)	7,024,550	389,441,052
Vale S.A., ADR	68,346,710	1,436,647,844
		3,147,653,448
China–26.73%
BeiGene Ltd., ADR(a)	2,193,629	694,481,005
Blue Moon Group Holdings Ltd.(c)	53,774,239	48,444,001
Brii Biosciences Ltd.(a)	1,446,500	4,653,430
Brii Biosciences Ltd.	34,184,238	104,473,038
Budweiser Brewing Co. APAC Ltd.(c)	79,164,500	221,292,086
Contemporary Amperex Technology Co. Ltd., A Shares	1,070,000	91,321,650
Full Truck Alliance Co. Ltd., ADR(a)	10,996	104,132
Gree Electric Appliances, Inc. of Zhuhai, A Shares	3,061,315	22,540,992
Huazhu Group Ltd., ADR(a)(b)	28,927,855	1,301,174,918
Innovent Biologics, Inc.(a)(c)	22,558,500	230,364,596
Keymed Biosciences, Inc.(a)(c)	8,465,922	64,321,136
Kuaishou Technology(a)(c)	12,914,700	173,824,086
Meituan, B Shares(a)(c)	31,113,600	862,253,639
NetEase, Inc., ADR	9,015,732	921,497,968
New Horizon Health Ltd.(a)	10,340,000	94,788,905
New Oriental Education & Technology Group, Inc., ADR(a)	45,866,157	99,529,561
OneConnect Financial Technology Co. Ltd., ADR(a)	12,369,385	98,089,223
Pinduoduo, Inc., ADR(a)	9,157,091	838,881,107
Ping An Insurance (Group) Co. of China Ltd., A Shares	64,580,873	537,222,218
Remegen Co. Ltd., H Shares(a)(c)	5,126,792	65,666,029
Sunny Optical Technology Group Co. Ltd.	3,235,000	98,053,075
Tencent Holdings Ltd.	47,577,158	2,936,050,260
Wuxi Biologics Cayman, Inc.(a)(c)	53,826,500	821,712,905
Yum China Holdings, Inc.(b)	27,413,432	1,704,841,336
Zai Lab Ltd., ADR(a)	1,487,586	215,119,811
ZTO Express Cayman, Inc.	2,232,932	60,317,555
ZTO Express Cayman, Inc., ADR(b)	28,058,967	759,275,647
		13,070,294,309
Colombia–0.15%
Grupo Aval Acciones y Valores S.A., ADR(b)	13,725,724	71,648,279
Egypt–0.55%
Commercial International Bank Egypt S.A.E.(a)(b)	74,269,060	270,024,696
Shares		Value
France–5.35%
Kering S.A.	1,965,926	$1,765,219,690
LVMH Moet Hennessy Louis Vuitton SE	32,612	26,098,030
Pernod Ricard S.A.	3,740,650	825,606,405
		2,616,924,125
Hong Kong–3.82%
AIA Group Ltd.	155,524,600	1,865,574,149
India–13.96%
Godrej Properties Ltd.(a)	6,430,810	138,615,237
Havells India Ltd.	3,262,902	51,569,380
HDFC Bank Ltd.	2,120,666	40,806,991
HDFC Life Insurance Co. Ltd.(c)	12,135,088	108,427,656
Housing Development Finance Corp. Ltd.	70,297,956	2,316,372,815
Infosys Ltd.	34,486,788	751,307,428
Kotak Mahindra Bank Ltd.(a)	65,445,996	1,460,310,587
Oberoi Realty Ltd.(a)(b)	26,073,650	235,869,909
Tata Consultancy Services Ltd.	29,442,588	1,254,145,212
Zee Entertainment Enterprises Ltd.(b)	171,668,476	468,426,491
		6,825,851,706
Indonesia–1.22%
PT Bank Central Asia Tbk	178,388,100	368,252,279
PT Bank Rakyat Indonesia (Persero) Tbk	459,515,600	117,994,402
PT Indocement Tunggal Prakarsa Tbk	103,121,518	62,854,732
PT Semen Indonesia (Persero) Tbk	90,584,700	48,308,580
		597,409,993
Italy–2.00%
Moncler S.p.A.	4,671,574	321,697,708
PRADA S.p.A.	83,794,210	655,693,082
		977,390,790
Mexico–6.23%
Alsea S.A.B. de C.V.(b)	64,088,417	129,971,712
Fomento Economico Mexicano, S.A.B. de C.V., ADR	2,191,596	191,479,742
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(b)	96,200,378	839,338,482
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	3,690,342	67,037,467
Grupo Mexico S.A.B. de C.V., Class B	259,040,073	1,186,915,921
Wal-Mart de Mexico S.A.B. de C.V., Series V	190,902,963	629,302,477
		3,044,045,801
Peru–0.39%
Credicorp Ltd.(a)	1,878,571	189,660,528
Philippines–1.96%
Ayala Land, Inc.	446,427,700	291,857,988
SM Investments Corp.	28,284,992	515,378,323
SM Prime Holdings, Inc.	242,298,139	152,497,301
		959,733,612
Poland–0.33%
InPost S.A.(a)	8,200,683	160,643,356

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Russia–8.58%
Novatek PJSC, GDR(c)	9,376,050	$2,086,146,569
Polyus PJSC(a)	1,342,020	257,213,511
Polyus PJSC, GDR(c)	1,319,684	126,396,958
Sberbank of Russia PJSC	46,561,750	195,042,841
Yandex N.V., Class A(a)(b)	22,554,296	1,532,113,327
		4,196,913,206
South Africa–0.64%
FirstRand Ltd.	84,434,520	312,985,172
South Korea–3.12%
Samsung Biologics Co. Ltd.(a)(c)	1,075,328	832,806,605
Samsung Electronics Co. Ltd.	10,147,652	693,938,000
		1,526,744,605
Switzerland–2.26%
Cie Financiere Richemont S.A.	8,546,672	1,094,644,239
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	15,598,668	11,365,150
		1,106,009,389
Taiwan–7.99%
Taiwan Semiconductor Manufacturing Co. Ltd.	187,596,429	3,906,235,951
Turkey–0.31%
Akbank T.A.S.	239,848,228	149,734,095
United Kingdom–0.35%
Prudential PLC	9,109,665	171,229,942
Total Common Stocks & Other Equity Interests (Cost $29,222,706,332)		45,166,707,152
Preferred Stocks–3.47%
Cayman Islands–0.27%
NU Holdings Ltd., (Acquired 01/27/2021; Cost $6,810,410)(c)(d)(e)	200,204	8,005,911
NU Holdings Ltd., (Acquired 01/27/2021-06/04/2021; Cost $29,309,032)(c)(d)(e)	851,081	34,033,681
NU Holdings Ltd., Series A (Acquired 01/27/2021-06/04/2021; Cost $9,135,609)(c)(d)(e)	268,082	10,720,269
NU Holdings Ltd., Series B (Acquired 01/27/2021-06/04/2021; Cost $837,680)(c)(d)(e)	23,932	957,011
Shares		Value
Cayman Islands–(continued)
NU Holdings Ltd., Series D (Acquired 01/27/2021-06/04/2021; Cost $1,353,764)(c)(d)(e)	37,505	$1,499,779
NU Holdings Ltd., Series E(d)	21,643	865,477
NU Holdings Ltd., Series G (Acquired 01/28/2021; Cost $52,173,910)(c)(d)(e)	1,533,744	61,332,533
NU Holdings Ltd., Series G-1(d)	312,098	12,480,414
NU Holdings Ltd., Series S (Acquired 01/27/2021-06/04/2021; Cost $4,106,543)(c)(d)(e)	113,256	4,528,968
		134,424,043
China–0.46%
DiDi Global, Inc., Series A-15, Pfd.(d)	2,083,333	81,620,820
DiDi Global, Inc., Series A-18, Pfd.(d)	2,615,945	102,487,493
DiDi Global, Inc., Series B-2, Pfd.(d)	981,699	38,461,004
		222,569,317
India–0.06%
Delhivery Private Ltd., Pfd.(d)	48,149	25,000,000
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.(b)	189,591,305	5,120,991
		30,120,991
Singapore–2.68%
Grab Holdings, Inc., Class H, Pfd. (Acquired 06/18/2019; Cost $1,319,169)(b)(d)(e)	104,679,791	1,311,345,934
Total Preferred Stocks (Cost $1,037,131,767)		1,698,460,285
Money Market Funds–3.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(f)	666,904,476	666,904,476
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(f)	470,078,003	470,266,034
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(f)	762,176,545	762,176,545
Total Money Market Funds (Cost $1,899,341,079)		1,899,347,055
TOTAL INVESTMENTS IN SECURITIES—99.73% (Cost $32,159,179,178)		48,764,514,492
OTHER ASSETS LESS LIABILITIES–0.27%		130,087,536
NET ASSETS–100.00%		$48,894,602,028
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$407,757,469	$2,859,603,610	$(2,600,456,603)	$-	$-	$666,904,476	$94,776
Invesco Liquid Assets Portfolio, Institutional Class	291,207,617	2,036,522,620	(1,857,469,001)	33,125	(28,327)	470,266,034	67,787
Invesco Treasury Portfolio, Institutional Class	466,008,536	3,268,118,411	(2,971,950,402)	-	-	762,176,545	42,704
Investments in Other Affiliates:
Alsea S.A.B. de C.V.	64,051,453	-	(18,978,962)	94,643,280	(9,744,059)	129,971,712	-
Commercial International Bank Egypt S.A.E.	305,134,981	15,093,164	(27,917,487)	(15,916,149)	(6,369,813)	270,024,696	-
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO*	601,652,947	-	(120,741,629)	388,792,307	(30,365,143)	839,338,482	13,679,419
Grab Holdings, Inc., Class H, Pfd.	645,131,084	-	-	666,214,850	-	1,311,345,934	-
Grupo Aval Acciones y Valores S.A., ADR*	127,057,389	-	(72,041,567)	132,314,120	(115,681,663)	71,648,279	5,647,080
Huazhu Group Ltd., ADR	1,259,926,511	-	(163,489,074)	147,954,501	56,782,980	1,301,174,918	-
Lojas Americanas S.A., Preference Shares	504,549,989	122,064,213	-	(419,579,378)	-	207,034,824	4,815,714
Oberoi Realty Ltd.	155,798,345	-	-	80,071,564	-	235,869,909	-
Pagseguro Digital Ltd., Class A*	354,897,560	150,407,077	(325,844,323)	69,217,313	140,763,425	389,441,052	-
Yandex N.V., Class A	1,255,511,776	50,623,367	-	225,978,184	-	1,532,113,327	-
Yum China Holdings, Inc.	1,607,665,129	-	(166,026,813)	235,490,691	27,712,329	1,704,841,336	10,203,492
Zee Entertainment Enterprises Ltd.	434,835,076	-	-	33,591,415	-	468,426,491	-
Zee Entertainment Enterprises Ltd., Pfd.*	9,312,314	-	-	(4,191,323)	-	5,120,991	4,558,857
ZTO Express Cayman, Inc., ADR*	978,260,472	-	(182,092,332)	(89,306,261)	52,413,768	759,275,647	8,101,536
Total	$9,468,758,648	$8,502,432,462	$(8,507,008,193)	$1,545,308,239	$115,483,497	$11,124,974,653	$47,211,365

*	At July 31, 2021, this security was no longer an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $5,762,734,418, which represented 11.79% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at July 31, 2021 was $1,432,424,086, which represented 2.93% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$3,147,653,448	$—	$—	$3,147,653,448
Cayman Islands	—	—	134,424,043	134,424,043
China	6,637,648,138	6,432,646,171	222,569,317	13,292,863,626
Colombia	71,648,279	—	—	71,648,279
Egypt	—	270,024,696	—	270,024,696
France	—	2,616,924,125	—	2,616,924,125
Hong Kong	—	1,865,574,149	—	1,865,574,149
India	5,120,991	6,825,851,706	25,000,000	6,855,972,697
Indonesia	—	597,409,993	—	597,409,993
Italy	—	977,390,790	—	977,390,790
Mexico	3,044,045,801	—	—	3,044,045,801
Peru	189,660,528	—	—	189,660,528
Philippines	—	959,733,612	—	959,733,612
Poland	—	160,643,356	—	160,643,356
Russia	1,915,723,796	2,281,189,410	—	4,196,913,206
Singapore	—	—	1,311,345,934	1,311,345,934
South Africa	—	312,985,172	—	312,985,172
South Korea	—	1,526,744,605	—	1,526,744,605
Switzerland	11,365,150	1,094,644,239	—	1,106,009,389
Taiwan	—	3,906,235,951	—	3,906,235,951
Turkey	—	149,734,095	—	149,734,095
United Kingdom	—	171,229,942	—	171,229,942
Money Market Funds	1,899,347,055	—	—	1,899,347,055
Total Investments	$16,922,213,186	$30,148,962,012	$1,693,339,294	$48,764,514,492
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2021:
	Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/2021
Preferred Stocks	$934,475,173	$142,000,716	$–	$–	$–	$616,863,405	$–	$–	$1,693,339,294
Invesco Developing Markets Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 07/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Grab Holdings, Inc., Class H, Pfd.	$1,311,345,934	SPAC Merger Terms	Merger Ratio Discount	N/A N/A	1.303 10%	(a)
(a)	The Fund fair values certain preferred stocks based on the terms of an impending merger transaction with a Special Purpose Acquisition Company ("SPAC"), including a subsequent Private Investment in Public Equity ("PIPE") funding round. A discount is applied to the valuation as the shares are restricted from trading. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Developing Markets Fund